UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
12/31/17 (Unaudited)

REPURCHASE AGREEMENTS (38.0%)(a)
			Principal amount	Value

Interest in $224,000,000 joint tri-party repurchase agreement dated 12/29/17 with Citigroup Global Markets, Inc. due 1/2/18 - maturity value of $97,015,089 for an effective yield of 1.400% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 6.500% and due dates ranging from 10/1/26 to 12/1/47, valued at $228,480,000)			$97,000,000	$97,000,000

Interest in $177,000,000 joint tri-party term repurchase agreement dated 12/28/17 with Citigroup Global Markets, Inc. due 1/4/18 - maturity value of $21,005,635 for an effective yield of 1.380% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 6.500% and due dates ranging from 1/1/24 to 10/1/53, valued at $180,540,000)			21,000,000	21,000,000

Interest in $98,000,000 tri-party repurchase agreement dated 12/29/17 with Goldman, Sachs & Co. due 1/2/18 - maturity value of $98,014,156 for an effective yield of 1.300% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 6.000% and due dates ranging from 4/1/23 to 8/1/47, valued at $99,960,000)			98,000,000	98,000,000

Interest in $330,213,000 joint tri-party repurchase agreement dated 12/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 1/2/18 - maturity value of $96,310,086 for an effective yield of 1.410% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 3.500% and due dates ranging from 10/20/46 to 11/20/47, valued at $336,817,261)			96,295,000	$96,295,000

Total repurchase agreements (cost $312,295,000)				$312,295,000

COMMERCIAL PAPER (26.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

ABN AMRO Funding USA, LLC	1.392	1/5/18	$4,000,000	$3,999,382

Australia & New Zealand Banking Group, Ltd. (Australia)	1.586	3/12/18	3,095,000	3,085,491

Australia & New Zealand Banking Group, Ltd. (Australia)	1.497	8/29/18	8,000,000	7,999,971

Australia & New Zealand Banking Group, Ltd. (Australia)	1.456	5/4/18	4,000,000	3,980,320

Australia & New Zealand Banking Group, Ltd. (Australia)	1.411	2/16/18	8,000,000	7,985,689

Bank of Nova Scotia (The) 144A (Canada)	1.404	6/21/18	8,000,000	7,999,641

BPCE SA (France)	1.400	1/5/18	8,000,000	7,998,756

Canadian Imperial Bank of Commerce 144A (Canada)	1.426	2/20/18	6,550,000	6,537,108

Commonwealth Bank of Australia 144A (Australia)	1.446	11/9/18	8,000,000	8,000,000

Commonwealth Bank of Australia 144A (Australia)	1.187	2/15/18	9,000,000	9,000,000

Danske Corp. (Denmark)	1.609	4/4/18	8,365,000	8,330,425

DnB Bank ASA (Norway)	1.334	3/19/18	8,250,000	8,250,000

HSBC Bank PLC 144A (United Kingdom)	1.442	11/5/18	3,750,000	3,750,000

HSBC Bank PLC 144A (United Kingdom)	1.270	4/13/18	8,000,000	8,000,000

Mitsubishi UFJ Trust & Banking Corp./NY	1.426	2/22/18	8,000,000	7,983,591

Mizuho Bank, Ltd./NY	1.544	2/9/18	3,500,000	3,494,161

National Australia Bank, Ltd. (Australia)	1.539	5/24/18	1,300,000	1,292,119

National Australia Bank, Ltd. (Australia)	1.447	1/29/18	8,000,000	7,999,950

National Bank of Canada (Canada)	1.551	1/8/18	4,000,000	3,998,794

National Bank of Canada (Canada)	1.425	2/15/18	4,000,000	3,992,900

Nationwide Building Society (United Kingdom)	1.554	1/22/18	8,000,000	7,992,767

Nordea Bank AB (Sweden)	1.515	2/23/18	6,000,000	5,986,662

Nordea Bank AB (Sweden)	1.424	4/9/18	11,750,000	11,704,823

Nordea Bank AB (Sweden)	1.370	1/2/18	6,750,000	6,749,743

NRW.Bank (Germany)	1.546	3/5/18	4,000,000	3,989,220

Skandinaviska Enskilda Banken AB (Sweden)	1.739	7/17/18	1,735,000	1,718,670

Skandinaviska Enskilda Banken AB (Sweden)	1.453	2/1/18	2,000,000	1,997,503

Societe Generale SA (France)	1.726	3/5/18	4,000,000	3,987,960

Svenska Handelsbanken AB (Sweden)	1.472	7/5/18	2,750,000	2,729,438

Svenska Handelsbanken AB (Sweden)	1.418	2/9/18	5,800,000	5,791,138

Svenska Handelsbanken AB (Sweden)	1.385	2/16/18	1,500,000	1,497,355

Swedbank AB (Sweden)	1.588	3/7/18	7,550,000	7,528,429

Swedbank AB (Sweden)	1.416	2/2/18	7,000,000	6,991,227

Toronto-Dominion Bank (The) 144A (Canada)	1.423	3/27/18	2,500,000	2,491,677

UBS AG/London 144A (United Kingdom)	1.384	3/7/18	5,000,000	5,000,000

Westpac Banking Corp. 144A (Australia)	1.425	10/5/18	7,000,000	7,000,033

Westpac Banking Corp. 144A (Australia)	1.354	1/8/18	7,000,000	7,000,000

Westpac Banking Corp. 144A (Australia)	1.167	3/2/18	5,000,000	5,000,000

Total commercial paper (cost $218,834,943)				$218,834,943

CERTIFICATES OF DEPOSIT (22.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America, NA	1.445	2/1/18	$9,750,000	$9,749,475

Bank of America, NA	1.352	2/12/18	11,500,000	11,500,000

Bank of Montreal/Chicago, IL (Canada)	1.390	2/5/18	9,500,000	9,500,000

Bank of Montreal/Chicago, IL FRN (Canada)	1.644	7/12/18	4,000,000	4,000,027

Bank of Montreal/Chicago, IL FRN (Canada)	1.612	7/9/18	8,500,000	8,500,000

Bank of Nova Scotia/Houston FRN	1.583	6/7/18	4,500,000	4,500,000

Canadian Imperial Bank of Commerce/New York, NY FRN	2.058	2/2/18	8,500,000	8,500,000

Canadian Imperial Bank of Commerce/New York, NY FRN	1.804	12/28/18	6,500,000	6,500,000

Canadian Imperial Bank of Commerce/New York, NY FRN	1.614	1/12/18	2,500,000	2,500,076

Citibank, NA	1.500	2/20/18	8,000,000	8,000,000

Commonwealth Bank of Australia 144A FRN (Australia)	1.174	5/2/18	4,000,000	4,000,000

Cooperatieve Rabobank UA/NY FRN (Netherlands)	1.472	4/3/18	8,000,000	8,000,000

Lloyds Bank PLC/New York, NY FRN (United Kingdom)	1.602	1/16/18	8,250,000	8,250,000

Royal Bank of Canada/New York, NY (Canada)	1.503	3/9/18	4,000,000	4,001,446

Royal Bank of Canada/New York, NY FRN (Canada)	1.637	12/7/18	3,000,000	3,000,000

Skandinaviska Enskilda Banken AB/New York, NY	1.560	3/14/18	2,000,000	1,999,260

Skandinaviska Enskilda Banken AB/New York, NY	1.530	2/13/18	1,750,000	1,750,000

State Street Bank and Trust Co.	1.400	2/9/18	7,750,000	7,750,000

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	1.671	1/16/18	3,500,000	3,500,114

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	1.607	5/8/18	7,500,000	7,500,000

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.552	9/6/18	5,500,000	5,500,000

Toronto-Dominion Bank/NY (Canada)	1.340	1/16/18	8,000,000	8,000,000

Toronto-Dominion Bank/NY FRN (Canada)	1.821	3/20/18	9,000,000	9,000,000

Toronto-Dominion Bank/NY FRN (Canada)	1.622	1/10/18	4,750,000	4,750,115

U.S. Bank NA/Cincinnati, OH	0.002	3/20/18	8,000,000	7,999,966

Wells Fargo Bank, NA FRN	1.741	11/16/18	7,000,000	7,000,000

Wells Fargo Bank, NA FRN	1.711	11/15/18	2,500,000	2,500,000

Wells Fargo Bank, NA FRN	1.700	1/9/18	9,000,000	9,000,256

Wells Fargo Bank, NA FRN	1.523	2/7/18	5,750,000	5,750,000

Total certificates of deposit (cost $182,500,735)				$182,500,735

ASSET-BACKED COMMERCIAL PAPER (12.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization, Ltd. (Cayman Islands)	1.452	1/22/18	$4,000,000	$3,996,617

Alpine Securitization, Ltd. (Cayman Islands)	1.365	1/16/18	4,000,000	3,997,733

Bedford Row Funding Corp.	1.629	7/13/18	2,090,000	2,071,960

Bedford Row Funding Corp.	1.466	11/5/18	7,500,000	7,500,000

CAFCO, LLC	1.526	2/23/18	4,000,000	3,991,049

Chariot Funding, LLC	1.457	3/16/18	4,000,000	3,988,078

Collateralized Commercial Paper Co., LLC	1.410	4/26/18	8,000,000	8,000,000

Collateralized Commercial Paper II Co., LLC 144A Ser. JPM1	1.421	1/5/18	8,250,000	8,250,000

CRC Funding, LLC	1.506	2/20/18	4,000,000	3,991,667

CRC Funding, LLC	1.462	1/8/18	4,000,000	3,998,864

Liberty Street Funding, LLC (Canada)	1.717	3/15/18	4,700,000	4,683,703

Liberty Street Funding, LLC (Canada)	1.617	3/12/18	4,250,000	4,236,695

Liberty Street Funding, LLC (Canada)	1.526	2/26/18	2,550,000	2,543,971

Manhattan Asset Funding Co., LLC (Japan)	1.551	1/5/18	5,000,000	4,999,139

MetLife Short Term Funding, LLC	1.406	2/12/18	2,785,000	2,780,451

MetLife Short Term Funding, LLC	1.397	3/5/18	3,500,000	3,491,486

Old Line Funding, LLC	1.606	3/19/18	8,000,000	7,972,622

Regency Markets No. 1, LLC	1.422	1/11/18	8,000,000	7,996,844

Thunder Bay Funding, LLC	1.356	1/26/18	8,000,000	7,992,500

Victory Receivables Corp. (Japan)	1.554	2/9/18	4,000,000	3,993,283

Total asset-backed commercial paper (cost $100,476,662)				$100,476,662

TIME DEPOSITS (1.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

BNP Paribas/Cayman Islands (France)	1.370	1/3/18	$8,000,000	$8,000,000

Total time deposits (cost $8,000,000)				$8,000,000

TOTAL INVESTMENTS

Total investments (cost $822,107,340)				$822,107,340

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $821,609,798.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	60.2%
	Canada	10.6
	Australia	8.8
	Sweden	7.1
	United Kingdom	4.0
	Japan	2.4
	France	2.4
	Denmark	1.0
	Norway	1.0
	Netherlands	1.0
	Cayman Islands	1.0
	Germany	0.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $318,540,900, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$100,476,662	$—
Certificates of deposit	—	182,500,735	—
Commercial paper	—	218,834,943	—
Repurchase agreements	—	312,295,000	—
Time deposits	—	8,000,000	—

Totals by level	$—	$822,107,340	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 27, 2018